Adjusting items included in profit from operations - Summary of adjusting items within profit from operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit from Operations [Line Items]
Restructuring and integration costs	£ 0	£ (2)
(b) Credit in respect of settlement of historical litigation in relation to the Fox River	(132)	0
(b) Credit in respect of calculation of excise on social contributions in Brazil	0	(147)
(b) Credit in respect of calculation of VAT on social contributions in Brazil	0	(13)
(b) Charges in respect of DOJ and OFAC investigations	4	66
(b) Other adjusting items (including Engle)	133	57
(c) Impairment of goodwill	0	0
Credit in connection with disposal of subsidiaries	0	(1)
Total adjusting items included in profit from operations	1,306	85
Subsidiaries
Profit from Operations [Line Items]
Charges in connection with planned disposal of subsidiaries	0	17
Associates
Profit from Operations [Line Items]
Charges in connection with planned disposal of subsidiaries	6	0
Trademarks and similar intangibles
Profit from Operations [Line Items]
(a) Amortisation and impairment of trademarks and similar intangibles	£ 1,295	£ 108